Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) Segment $ / shares	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018 USD ($)
Significant Accounting Policies [Line Items]
Allowance for loan losses related to commercial, commercial real estate and farm real estate loans	$ 750,000
Number of days reaching which loans are considered for nonaccrual status	90 days
Federal Home Loan Bank par value | $ / shares	$ 100
Number of operating segments | Segment	1
Right to use asset	$ 3,000,000
Lease obligation	$ 3,000,000
Unsecured Debt [Member]
Significant Accounting Policies [Line Items]
Retail loans past due charge off period	90 days
Secured Debt [Member]
Significant Accounting Policies [Line Items]
Residential real estate loans past due assessment of value period	180 days
Other Debt [Member]
Significant Accounting Policies [Line Items]
Loans past due charged down to the net realizable value period	90 days
Retained Earnings [Member] | Accounting Standards Update 2016-01 [Member]
Significant Accounting Policies [Line Items]
Change in accounting principle for adoption of ASU 2016-01				$ 278,000
Accumulated Other Comprehensive Income (Loss) [Member] | Accounting Standards Update 2016-01 [Member]
Significant Accounting Policies [Line Items]
Change in accounting principle for adoption of ASU 2016-01				$ (278,000)
Maximum [Member]
Significant Accounting Policies [Line Items]
Percentage of insurance commission revenue of total revenue	1.00%	1.00%	1.00%
Original maturities for cash and cash equivalents	90 days
Estimated useful life of intangible assets	12 years
Maximum [Member] | Furniture and Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	7 years
Maximum [Member] | Buildings and Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	50 years
Maximum [Member] | WSP [Member]
Significant Accounting Policies [Line Items]
Percentage of insurance commission revenue of total revenue	1.00%	1.00%	1.00%
Maximum [Member] | CIVB Risk Management, Inc. [Member]
Significant Accounting Policies [Line Items]
Percentage of insurance commission revenue of total revenue	1.00%	1.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	5 years
Minimum [Member] | Furniture and Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	3 years
Minimum [Member] | Buildings and Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	7 years